Finance Costs - Schedule of Finance Costs (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finance Costs [Abstract]
Interest Expense – Short-Term Borrowings and Long-Term Debt		$ 407	$ 516	$ 571
Net (Discount) Premium on Redemption of Long-Term Debt (Note 23)		(63)	17
Interest Expense – Lease Liabilities (Note 24)	$ 82	82
Unwinding of Discount on Decommissioning Liabilities (Note 27)		58	62	48
Other		27	32	26
Total		$ 511	$ 627	$ 645